13 OTHER PAYABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OtherPayablesLineItems [Line Items]
Leases	R$ 1,501,960
Present value adjustment - Leases	(1,027,570)
Total lease liabilities	474,390	R$ 640,989
Classified:
Current	35,040
Non-current	439,350
Total lease liabilities	R$ 474,390	640,989
First Adoption [Member]
OtherPayablesLineItems [Line Items]
Leases		1,533,556
Present value adjustment - Leases		(892,567)
Total lease liabilities		640,989
Classified:
Current		39,243
Non-current		601,746
Total lease liabilities		R$ 640,989